BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated December 14, 2007 to the Prospectuses for the Bond Index Fund, S&P 500 Stock Fund and all classes of the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, each Prospectus.

Effective December 14, 2007, the E-mail address on the back cover that shareholders may use if they have any questions or wish to obtain the Statement of Additional Information, Semi-Annual or Annual report free of charge, is hereby deleted and replaced by the following:

E-mail:    BGIFunds@barclaysglobal.com

BGF-A-600-1207

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated December 14, 2007 to the Prospectuses for all classes of the Institutional Money Market Fund, Prime Money Market Fund,

Government Money Market Fund and Treasury Money Market Fund of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, each Prospectus.

Effective December 14, 2007, the E-mail address on the back cover that shareholders may use if they have any questions or wish to obtain the Statement of Additional Information, Semi-Annual or Annual report free of charge, is hereby deleted and replaced by the following:

E-mail:    cash.us@barclaysglobal.com

BGF-A-800-1207

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated December 14, 2007

to the Statements of Additional Information for the Bond Index Fund, S&P 500 Stock Fund and all

classes of the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio,

LifePath 2030 Portfolio and LifePath 2040 Portfolio of

Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, each Statement of Additional Information.

Effective December 14, 2007, all references to the E-mail address of BGIFunds@seic.com are changed to BGIFunds@barclaysglobal.com

BGF-A-700-1207

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated December 14, 2007

to the Statement of Additional Information for all classes of the Institutional Money Market Fund,

Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund

of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information.

Effective December 14, 2007, all references to the E-mail address of BGICash@seic.com are changed to cash.us@barclaysglobal.com.

BGF-A-900-1207

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE